Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2011
Short-Term Bank Credit And Loans [Abstract]
Short-Term Bank Credit And Loans
Note 12 -        SHORT-TERM BANK CREDIT AND LOANS

		December 31,
	Interest %	2011	2010
Short-term loans	2.5-7.45%	$158	$10,537
Short-term bank credit	0-6.23%	2,840	4,578
		$2,998	$15,115
Weighted average interest rate	2.40%